Consolidated Statements of Operations (USD $) In Millions, except Per Share data	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Consolidated Statements of Operations [Abstract]
Net sales	$ 1,167.0	$ 1,124.6	$ 1,202.6
Cost of goods sold	(775.1)	(708.5)	(813.8)
Gross profit	391.9	416.1	388.8
Selling, general and administrative expenses	(173.4)	(185.8)	(208.8)
Research and development expenses	(28.0)	(27.1)	(23.8)
Asbestos adjustments	(85.8)	(224.2)	17.4
Operating income (loss)	104.7	(21.0)	173.6
Interest expense	(9.0)	(7.7)	(11.2)
Interest income	4.6	3.7	8.2
Other (expense) income	(3.7)	6.3	(14.8)
Income (loss) before income taxes	96.6	(18.7)	155.8
Income tax expense	(443.6)	(66.2)	(19.5)
Net (loss) income	$ (347.0)	$ (84.9)	$ 136.3
Net (loss) income per share - basic	$ (0.80)	$ (0.20)	$ 0.32
Net (loss) income per share - diluted	$ (0.80)	$ (0.20)	$ 0.31
Weighted average common shares outstanding (Millions):
Basic	435.6	433.1	432.3
Diluted	435.6	433.1	434.5